Discontinued Operations (Net Earnings (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses:
Net earnings (loss) from discontinued operations, net of tax						$ (952)	$ (291)	$ (141)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						1,018	1,220	1,223
Costs and expenses:
Operating						364	397	415
Selling, general and administrative						443	496	500
Market value adjustment						980
Depreciation and amortization							26	29
Restructuring charges						7	8	36
Impairment charge							444	484
Total costs and expenses						1,794	1,371	1,464
Operating loss						(776)	(151)	(241)
Interest expense						(70)	(17)
Other items, net						(2)	1	1
Earnings (loss) from discontinued operations						(848)	(167)	(240)
Income tax benefit (provision)						(10)	(124)	89
Earnings (loss) from discontinued operations, net of tax						(858)		(151)
Net gain (loss) on disposal						(96)		17
Income tax benefit (provision)						2		(7)
Net gain (loss) on disposal, net of tax						(94)		10
Net earnings (loss) from discontinued operations, net of tax						(952)	(291)	(141)
Discontinued Operations [Member] | CBS Radio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						1,018	1,220	1,223
Costs and expenses:
Operating						364	397	415
Selling, general and administrative						444	496	500
Market value adjustment		$ (100)	$ 365	$ 715	$ 980	980
Depreciation and amortization							26	29
Restructuring charges						7	8	36
Impairment charge							444	484
Total costs and expenses						1,795	1,371	1,464
Operating loss						(777)	(151)	(241)
Interest expense						(70)	(17)
Other items, net						(2)	1	1
Earnings (loss) from discontinued operations						(849)	(167)	(240)
Income tax benefit (provision)						(55)	(88)	89
Earnings (loss) from discontinued operations, net of tax						(904)		(151)
Net gain (loss) on disposal						(109)		0
Income tax benefit (provision)						4		0
Net gain (loss) on disposal, net of tax	$ (105)					(105)		0
Net earnings (loss) from discontinued operations, net of tax						(1,009)	(255)	(151)
Discontinued Operations [Member] | Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						0	0	0
Costs and expenses:
Operating						0	0	0
Selling, general and administrative						(1)	0	0
Market value adjustment						0
Depreciation and amortization							0	0
Restructuring charges						0	0	0
Impairment charge							0	0
Total costs and expenses						(1)	0	0
Operating loss						1	0	0
Interest expense						0	0
Other items, net						0	0	0
Earnings (loss) from discontinued operations						1	0	0
Income tax benefit (provision)						45	(36)	0
Earnings (loss) from discontinued operations, net of tax						46		0
Net gain (loss) on disposal						13		17
Income tax benefit (provision)						(2)		(7)
Net gain (loss) on disposal, net of tax						11		10
Net earnings (loss) from discontinued operations, net of tax						$ 57	$ (36)	$ 10